Related Parties - Schedule of Compensation for Key Management Personnel (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salaries and wages	R$ 22,187	R$ 16,275	R$ 17,377
Bonus	7,255	7,263	6,724
Share-based option plans	29,129	21,508	24,775
Total compensation	R$ 58,571	R$ 45,046	R$ 48,876